Subsequent Events - Additional information (Detail) - USD ($)							3 Months Ended
	Apr. 30, 2026	Feb. 12, 2026	Jan. 08, 2026	Jan. 06, 2026	Jan. 05, 2026	Jan. 08, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 20, 2025
Subsequent Event [Line Items]
Proceeds from issuance initial public offering							$ 552,542,000	$ 0
Common stock, shares authorized									100
Common Stock, Par or Stated Value Per Share									$ 1
Equity method investment units purchased		23,575,000
Notes payable										$ 112,500,000
SDI [Member]
Subsequent Event [Line Items]
Business combination deferred payment						$ 5,500,000
Business combination, consideration transferred						16,941,000
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity		$ 200,000,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, shares authorized							1,250,000,000		1,250,000,000
Common Stock, Par or Stated Value Per Share							$ 0.0001		$ 0.0001
Sale of Stock, Number of Shares Issued in Transaction		91,773,571
Common Class A [Member] | IPO [Member]
Subsequent Event [Line Items]
Shares, issued		23,575,000
Proceeds from issuance initial public offering		$ 552,500
Common Class B [Member]
Subsequent Event [Line Items]
Common stock, shares authorized							100,000,000		100,000,000
Common Stock, Par or Stated Value Per Share							$ 0.0001		$ 0.0001
Sale of Stock, Number of Shares Issued in Transaction		87,141,865
SOLV Energy Holdings LLC [Member]
Subsequent Event [Line Items]
Notes payable										$ 112,500
SOLV Energy Holdings LLC [Member] | SDI [Member]
Subsequent Event [Line Items]
Business combination deferred payment						5,500
Business combination, consideration transferred						$ 16,941
Subsequent Event [Member]
Subsequent Event [Line Items]
Equity method investment units purchased		23,575,000
Payments to acquire equity method investments		$ 552.5
Tax receivable agreement benefit sharing percentage		85.00%
Equity incentive plan annual share increase percentage		3.00%
Extinguishment of debt, amount		$ 401.1
Subsequent Event [Member] | Roberson Waite Electric [Member]
Subsequent Event [Line Items]
Business combination, consideration transferred	$ 45,000
Business Combination, Consideration Transferred, Tangible and Intangible Assets, Excluding Cash	$ 36,000
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity		$ 200
Debt instrument, term		5 years
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Proceeds from issuance initial public offering		$ 552,500,000
Common stock, shares authorized		1,250,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001
Sale of Stock, Number of Shares Issued in Transaction		91,773,571
Share-based compensation arrangement by share-based payment award, number of shares authorized		7,500,000
Subsequent Event [Member] | Common Class A [Member] | IPO [Member]
Subsequent Event [Line Items]
Shares, issued		23,575,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock, shares authorized		100,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001
Sale of Stock, Number of Shares Issued in Transaction		87,141,865
Subsequent Event [Member] | SOLV Energy Holdings LLC [Member]
Subsequent Event [Line Items]
Equity method investment units purchased		23,575,000
Tax receivable agreement benefit sharing percentage		85.00%
Equity incentive plan annual share increase percentage		3.00%
Extinguishment of debt, amount		$ 401,100
Line of credit facility, maximum borrowing capacity		$ 200,000
Repayments of notes payable				$ 112,500
Subsequent Event [Member] | SOLV Energy Holdings LLC [Member] | SDI [Member]
Subsequent Event [Line Items]
Business combination deferred payment			$ 5,500
Subsequent Event [Member] | SOLV Energy Holdings LLC [Member] | American Securities Loan Agreement [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity					$ 115,000
Line of credit facility, commitment fee amount					$ 110
Subsequent Event [Member] | SOLV Energy Holdings LLC [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Debt instrument, term		5 years
Subsequent Event [Member] | SOLV Energy Holdings LLC [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Proceeds from issuance initial public offering		$ 552,500
Common stock, shares authorized		91,773,571
Share-based compensation arrangement by share-based payment award, number of shares authorized		7,500,000
Subsequent Event [Member] | SOLV Energy Holdings LLC [Member] | Common Class A [Member] | IPO [Member]
Subsequent Event [Line Items]
Shares, issued		23,575,000
Subsequent Event [Member] | SOLV Energy Holdings LLC [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock, shares authorized		87,141,865